FIXED INCOME SECURITIES	9 Months Ended
Sep. 30, 2021
FIXED INCOME SECURITIES
FIXED INCOME SECURITIES
4.	FIXED INCOME SECURITIES

Securities consist of Canadian provincial and municipal bonds held in a trust account to meet the requirements of a third-party insurer, Aviva, in connection with our reinsurance agreement. As of September 30, 2021 and December 31, 2020, the carrying value was $10,893,252 and $0, respectively.

The Company classifies all of these securities as held-to-maturity and has the intent and ability to hold to maturity. The table below summarizes the amortized cost and fair value at September 30, 2021 of held-to- maturity securities based on contractual maturity. Fair value is based on fair value level 2 guidance using observable inputs such as quoted prices for similar assets at the measurement date.

Canadian Provincial and Municipal Bonds	Amortized Cost	Estimated Fair Value
Due in one year or less	$1,203,784	$1,203,614
Due after one year through five years	9,689,469	9,651,522
Total	$10,893,253	$10,855,136

The duration of all unrealized losses is less than 12 months. The Company has reviewed the portfolio for other than temporary impairments and concluded that no impairment exists as of September 30, 2021. The Company did not record any gains or losses on these securities during the nine months ended September 30, 2021.